Stock-based Compensation (Summary of MUAH's Stock Bonus Plans) (Detail) - MUAH [Member] - Stock Bonus Plans [Member] - Restricted Stock Units [Member] - $ / shares										12 Months Ended
	Oct. 17, 2016	Jul. 11, 2016	Jun. 15, 2016	Mar. 15, 2016	Dec. 16, 2015	Jul. 15, 2015	Sep. 15, 2014	Jul. 10, 2014	Apr. 15, 2014	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation [Line Items]
Units Granted										17,867,547	12,505,487
Pro-rata Vesting Date, April 15 [Member]
Stock-based Compensation [Line Items]
Units Granted									9,135,710
Fair Value of Stock									$ 5.40
Vesting Duration									3 years
Pro-rata Vesting Date, July 10 [Member]
Stock-based Compensation [Line Items]
Units Granted								56,056
Fair Value of Stock								$ 5.91
Vesting Duration								3 years
Pro-rata Vesting Date, September 15 [Member]
Stock-based Compensation [Line Items]
Units Granted							46,552
Fair Value of Stock							$ 5.80
Vesting Duration							3 years
Pro-rata Vesting Date, July 15 [Member]
Stock-based Compensation [Line Items]
Units Granted						11,469,343
Fair Value of Stock						$ 7.18
Vesting Duration						3 years
Pro-rata Vesting Date, May 18 [Member]
Stock-based Compensation [Line Items]
Units Granted						550,140
Fair Value of Stock						$ 7.18
Vesting Duration						46 months
Pro-rata Vesting Date, January 15 [Member]
Stock-based Compensation [Line Items]
Units Granted					486,004
Fair Value of Stock					$ 6.43
Vesting Duration					25 months
Pro-rata Vesting Date, March 15 [Member]
Stock-based Compensation [Line Items]
Units Granted				44,500
Fair Value of Stock				$ 4.96
Vesting Duration				3 years
Pro-rata Vesting Date, March 15 [Member]
Stock-based Compensation [Line Items]
Units Granted				167,339
Fair Value of Stock				$ 4.96
Vesting Duration				24 months
Pro-rata Vesting Date, June 15 [Member]
Stock-based Compensation [Line Items]
Units Granted			16,393,770
Fair Value of Stock			$ 4.59
Vesting Duration			3 years
Pro-rata Vesting Date, July 11 [Member]
Stock-based Compensation [Line Items]
Units Granted		552,941
Fair Value of Stock		$ 4.44
Vesting Duration		3 years
Pro-rata Vesting Date, February 15 [Member]
Stock-based Compensation [Line Items]
Units Granted	53,375
Fair Value of Stock	$ 4.89
Vesting Duration	28 months
Dividend Equivalent Units Credited in 2016 [Member]
Stock-based Compensation [Line Items]
Units Granted										655,622